Net Loss Per Share - Schedule of Diluted Net Loss per Ordinary Share Effect Anti-Dilutive (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Diluted Net Loss per Ordinary Share Effect Anti-Dilutive [Line Items]
Anti-dilutive shares	320,991,761	313,741,326	310,746,876
Options [Member]
Schedule of Diluted Net Loss per Ordinary Share Effect Anti-Dilutive [Line Items]
Anti-dilutive shares	32,490,743	30,717,331	28,716,868
RSAs [Member]
Schedule of Diluted Net Loss per Ordinary Share Effect Anti-Dilutive [Line Items]
Anti-dilutive shares	1,295,450	2,590,897	5,181,794
RSUs [Member]
Schedule of Diluted Net Loss per Ordinary Share Effect Anti-Dilutive [Line Items]
Anti-dilutive shares	7,694,426	5,006,247	3,448,445
Series A-1 Convertible Redeemable Preferred Shares [Member]
Schedule of Diluted Net Loss per Ordinary Share Effect Anti-Dilutive [Line Items]
Anti-dilutive shares	50,997,533	50,997,533	50,997,533
Series A-2 Convertible Redeemable Preferred Shares [Member]
Schedule of Diluted Net Loss per Ordinary Share Effect Anti-Dilutive [Line Items]
Anti-dilutive shares	47,849,869	47,849,869	47,849,869
Series A-3 Convertible Redeemable Preferred Shares [Member]
Schedule of Diluted Net Loss per Ordinary Share Effect Anti-Dilutive [Line Items]
Anti-dilutive shares	9,503,120	9,503,120	9,503,120
Series B-1 Convertible Redeemable Preferred Shares [Member]
Schedule of Diluted Net Loss per Ordinary Share Effect Anti-Dilutive [Line Items]
Anti-dilutive shares	44,047,138	44,047,138	44,047,138
Series B-2 Convertible Redeemable Preferred Shares [Member]
Schedule of Diluted Net Loss per Ordinary Share Effect Anti-Dilutive [Line Items]
Anti-dilutive shares	30,539,060	30,539,060	30,539,060
Series B-3 Convertible Redeemable Preferred Shares [Member]
Schedule of Diluted Net Loss per Ordinary Share Effect Anti-Dilutive [Line Items]
Anti-dilutive shares	7,054,530	7,054,530	7,054,530
Series C Convertible Redeemable Preferred Shares [Member]
Schedule of Diluted Net Loss per Ordinary Share Effect Anti-Dilutive [Line Items]
Anti-dilutive shares	45,971,348	45,971,348	45,971,348
Series D Convertible redeemable preferred shares [Member]
Schedule of Diluted Net Loss per Ordinary Share Effect Anti-Dilutive [Line Items]
Anti-dilutive shares	43,548,544	39,464,250	37,437,167
Convertible Redeemable Preferred Shares [Member]
Schedule of Diluted Net Loss per Ordinary Share Effect Anti-Dilutive [Line Items]
Anti-dilutive shares	279,511,142	275,426,850	273,399,768